PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

VY
®
Invesco
Equity and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 62.4%
Communication Services : 4.1%
24,117
Alphabet, Inc. - Class A
$ 6,935,085
1.5
6,073  Meta Platforms, Inc.
- Class A
3,474,545
0.8
13,636
T-Mobile US, Inc.
2,863,969
0.6
53,960
Walt Disney Co.
5,200,665
1.2
18,474,264
4.1
Consumer Discretionary : 4.5%
39,715
(1)
Amazon.com, Inc.
8,271,443
1.8
46,912
General Motors Co.
3,494,944
0.8
72,039
NIKE, Inc. - Class B
3,805,100
0.9
50,111
Starbucks Corp.
4,489,444
1.0
20,060,931
4.5
Consumer Staples : 4.5%
43,402  Estee Lauder Cos.,
Inc. - Class A
3,114,962
0.7
40,778  Philip Morris
International, Inc.
6,742,234
1.5
61,892
Sysco Corp.
4,414,756
1.0
61,261
(1)
US Foods Holding
Corp.
5,648,877
1.3
19,920,829
4.5
Energy : 6.3%
28,441
Chevron Corp.
5,884,443
1.3
52,571
ConocoPhillips
6,939,372
1.5
28,178
Exxon Mobil Corp.
4,780,679
1.1
75,963
Schlumberger NV
3,903,739
0.9
84,704
Shell PLC
3,923,045
0.9
44,611
Suncor Energy, Inc.
2,950,656
0.6
28,381,934
6.3
Financials : 11.2%
40,374  American International
Group, Inc.
3,038,143
0.7
154,214
Bank of America Corp.
7,517,932
1.7
10,984  Capital One Financial
Corp.
2,003,811
0.4
61,460
Charles Schwab Corp.
5,776,011
1.3
101,275  Citizens Financial
Group, Inc.
6,073,462
1.4
46,014  Fidelity National
Information Services,
Inc.
2,158,517
0.5
3,977  Goldman Sachs
Group, Inc.
3,364,502
0.7
32,255
KKR & Co., Inc.
2,983,588
0.7
19,060  PNC Financial
Services Group, Inc.
3,966,195
0.9
103,660
Wells Fargo & Co.
8,252,373
1.8
17,191  Willis Towers Watson
PLC
4,997,424
1.1
50,131,958
11.2
Health Care : 9.5%
18,330  Becton Dickinson and
Co.
2,882,026
0.7
56,707  Bristol-Myers Squibb
Co.
3,439,280
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
51,824
CVS Health Corp.
$ 3,722,000
0.8
7,476
Elevance Health, Inc.
2,188,599
0.5
11,371
(1)
IQVIA Holdings, Inc.
1,939,210
0.4
24,015
Johnson & Johnson
5,870,227
1.3
47,300
Medtronic PLC
4,098,545
0.9
46,132
Merck & Co., Inc.
5,549,218
1.2
4,535  Regeneron
Pharmaceuticals, Inc.
3,503,922
0.8
37,773
Sanofi
3,647,750
0.8
5,175  Thermo Fisher
Scientific, Inc.
2,543,668
0.6
11,799  UnitedHealth Group,
Inc.
3,192,691
0.7
42,577,136
9.5
Industrials : 9.0%
24,889
Emerson Electric Co.
3,260,957
0.7
13,886
FedEx Corp.
4,945,916
1.1
14,945  Ferguson Enterprises,
Inc.
3,486,071
0.8
59,403
Fortive Corp.
3,283,798
0.7
46,533  Johnson Controls
International PLC
6,093,496
1.3
7,806
Norfolk Southern Corp.
2,240,322
0.5
6,176
Parker-Hannifin Corp.
5,529,002
1.2
18,037  Raytheon Technologies
Corp.
3,479,337
0.8
39,289
(2)
Sunbelt Rentals
Holdings, Inc.
2,506,283
0.6
23,638
Textron, Inc.
2,069,743
0.5
14,035  Vertiv Holdings Co.
- Class A
3,516,890
0.8
40,411,815
9.0
Information Technology : 7.4%
40,629
Cisco Systems, Inc.
3,152,404
0.7
33,825  Cognizant Technology
Solutions Corp. - Class
A
2,075,164
0.5
19,718
(1)
Coherent Corp.
4,697,025
1.0
13,237
Lam Research Corp.
2,828,217
0.6
74,789  Microchip Technology,
Inc.
4,832,117
1.1
17,153
Microsoft Corp.
6,349,526
1.4
24,813
NVIDIA Corp.
4,327,387
1.0
14,616  NXP Semiconductors
NV
2,877,306
0.6
17,396
Qnity Electronics, Inc.
2,007,151
0.5
33,146,297
7.4
Materials : 1.6%
32,319
Corteva, Inc.
2,705,423
0.6
57,403  DuPont de Nemours,
Inc.
2,629,057
0.6
18,679
PPG Industries, Inc.
1,996,412
0.4
7,330,892
1.6
Real Estate : 1.4%
39,224  Alexandria Real Estate
Equities, Inc.
1,820,778
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
33,476
(1)
CBRE Group, Inc.
- Class A
$ 4,534,659
1.0
6,355,437
1.4
Utilities : 2.9%
17,786  American Electric
Power Co., Inc.
2,331,389
0.5
48,594
(2)
FirstEnergy Corp.
2,461,772
0.6
127,421
PPL Corp.
4,867,482
1.1
34,252
Sempra Energy
3,328,267
0.7
12,988,910
2.9
Total Common Stock
(Cost $216,232,533)
279,780,403
62.4
CONVERTIBLE BONDS/NOTES : 8.4%
Communications : 1.3%
1,292,000  Cable One, Inc.,
1.125%,
03/15/2028 974,814
0.2
1,420,000
(2)(3)
Liberty Broadband
Corp., 3.125%,
03/31/2053 1,417,870
0.3
910,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 1,051,960
0.2
738,000
(3)
Match Group
Financeco 2, Inc.,
0.875%,
06/15/2026 732,096
0.2
730,000
(3)
Match Group
Financeco 3, Inc.,
2.000%,
01/15/2030 651,160
0.2
1,335,000  Snap, Inc., 0.500%,
05/01/2030 1,075,676
0.2
5,903,576
1.3
Consumer, Non-cyclical : 2.5%
815,923  Bridgebio Pharma,
Inc., 1.750%,
03/01/2031 1,385,641
0.3
2,347,000
(2)
Global Payments, Inc.,
1.500%,
03/01/2031 2,072,521
0.5
1,959,000  Haemonetics Corp.,
2.500%,
06/01/2029 1,874,371
0.4
1,730,000  Jazz Investments
I Ltd., 2.000%,
06/15/2026 2,102,815
0.5
809,000  Jazz Investments
I Ltd., 3.125%,
09/15/2030 1,147,567
0.3
611,000
(3)
Merit Medical
Systems, Inc., 3.000%,
02/01/2029 654,686
0.1
2,000,000
(3)
Zoetis, Inc., 0.250%,
06/15/2029 1,990,000
0.4
11,227,601
2.5
Energy : 0.2%
933,000
(2)
Northern Oil and
Gas, Inc., 3.625%,
04/15/2029 1,026,621
0.2
Shares Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Financial : 0.3%
1,476,000
(3)
Federal Realty
OP L.P., 3.250%,
01/15/2029 $ 1,512,284
0.3
Industrial : 0.3%
1,273,000
(3)
JBT Marel Corp.,
0.375%,
09/15/2030 1,236,719
0.3
Technology : 1.5%
950,000  Box, Inc., 1.500%,
09/15/2029 873,050
0.2
2,788,000  Microchip Technology,
Inc., 0.750%,
06/01/2030 2,762,072
0.6
1,337,000  MKS, Inc., 1.250%,
06/01/2030 2,212,066
0.5
705,000
(3)
Nebius Group NV,
2.750%,
09/15/2032 737,783
0.2
6,584,971
1.5
Utilities : 2.3%
893,000
(3)
CenterPoint Energy,
Inc., 2.875%,
05/15/2029 896,215
0.2
2,341,000
(3)
CenterPoint Energy,
Inc., 3.000%,
08/01/2028 2,474,784
0.5
1,649,000
(3)
CMS Energy Corp.,
3.125%,
05/01/2031 1,693,111
0.4
1,923,000
(3)
FirstEnergy Corp.,
3.875%,
01/15/2031 2,219,142
0.5
1,380,000  PPL Capital Funding,
Inc., 2.875%,
03/15/2028 1,618,395
0.4
1,179,000
(3)
PPL Capital Funding,
Inc., 3.000%,
12/01/2030 1,233,234
0.3
10,134,881
2.3
Total Convertible
Bonds/Notes
(Cost $35,203,590)
37,626,653
8.4
CORPORATE BONDS/NOTES : 13.5%
Basic Materials : 0.3%
494,000  Air Products and
Chemicals, Inc.,
4.300%,
06/11/2028 495,832
0.1
158,000
(3)
Glencore Funding LLC,
4.900%,
07/01/2031 157,987
0.1
95,000  International Paper
Co., 6.000%,
11/15/2041 95,065
0.0
215,000
(3)
LYB Finance Co. BV,
8.100%,
03/15/2027 222,317
0.1
73,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 77,497
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
66,000  Rio Tinto Finance
USA PLC, 5.750%,
03/14/2055 $ 65,892
0.0
103,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 85,825
0.0
1,200,415
0.3
Communications : 1.6%
94,000  Airbnb, Inc., 4.400%,
03/16/2029 93,893
0.0
259,000  Alphabet, Inc., 3.875%,
11/15/2028 258,211
0.1
650,000  Alphabet, Inc., 4.100%,
11/15/2030 645,773
0.1
218,000  Alphabet, Inc., 4.700%,
11/15/2035 215,465
0.1
69,000  Alphabet, Inc., 5.250%,
05/15/2055 65,202
0.0
258,000  Alphabet, Inc., 5.650%,
02/15/2056 257,354
0.1
147,000  Amazon.com, Inc.,
2.875%,
05/12/2041 108,396
0.0
318,000  Amazon.com, Inc.,
4.550%,
03/13/2033 315,032
0.1
455,000  America Movil SAB
de CV, 4.375%,
07/16/2042 391,496
0.1
163,000  AT&T, Inc., 3.550%,
09/15/2055 106,090
0.0
260,000  AT&T, Inc., 4.300%,
02/15/2030 258,398
0.1
209,000  AT&T, Inc., 6.050%,
08/15/2056 205,986
0.1
245,000
(2)
Cisco Systems, Inc.,
4.550%,
02/24/2028 247,584
0.1
149,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 139,843
0.0
83,000  Comcast Corp.,
2.887%,
11/01/2051 48,018
0.0
444,000  Comcast Corp.,
3.900%,
03/01/2038 381,542
0.1
517,000
(3)
Comcast Corp.,
5.168%,
01/15/2037 503,673
0.1
92,000
(3)
Cox Communications,
Inc., 2.950%,
10/01/2050 49,641
0.0
650,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 615,522
0.1
244,000
(3)
NTT Finance Corp.,
5.171%,
07/16/2032 245,854
0.1
419,000  Telefonica Emisiones
SA, 5.213%,
03/08/2047 364,303
0.1
500,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 444,969
0.1
348,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 228,147
0.1
160,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 156,132
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
138,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 $ 136,733
0.0
87,000  Uber Technologies,
Inc., 4.800%,
09/15/2035 84,463
0.0
263,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 202,067
0.0
164,000  Verizon
Communications, Inc.,
4.750%,
01/15/2033 162,031
0.0
85,542  Verizon
Communications, Inc.,
5.875%,
11/30/2055 83,265
0.0
7,015,083
1.6
Consumer, Cyclical : 1.1%
161,600  American Airlines Pass
Through Trust 2014-1,
A, 3.700%,
04/01/2028 161,064
0.0
72,000  American Airlines Pass
Through Trust 2025-1,
A, 4.900%,
11/11/2039 70,317
0.0
89,000
(3)
AS Mileage Plan
IP Ltd., 5.021%,
10/20/2029 88,134
0.0
102,000
(3)
AS Mileage Plan
IP Ltd., 5.308%,
10/20/2031 99,814
0.0
575,000
(3)
Daimler Truck Finance
North America LLC,
2.000%,
12/14/2026 566,631
0.1
286,000
(2)(3)
Daimler Truck Finance
North America LLC,
4.650%,
10/12/2030 284,283
0.1
210,000  Delta Air Lines, Inc.,
4.950%,
07/10/2028 210,816
0.1
275,000  General Motors Co.,
6.600%,
04/01/2036 292,682
0.1
78,000  General Motors
Financial Co., Inc.,
4.200%,
10/27/2028 77,215
0.0
266,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 237,774
0.1
206,000
(3)
LG Energy Solution
Ltd., 5.000%,
04/02/2029 206,803
0.1
231,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 177,188
0.0
940,000
(2)
Ross Stores, Inc.,
0.875%,
04/15/2026 938,639
0.2
361,000  Starbucks Corp.,
3.550%,
08/15/2029 351,842
0.1
725,000  Toyota Motor Credit
Corp., 4.550%,
08/07/2026 725,977
0.2
124,000
(2)
Toyota Motor Credit
Corp. B, 3.750%,
01/12/2028 123,153
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
180,832  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 $ 180,431
0.0
181,924  United Airlines
Pass Through Trust
2018-1, AA, 3.500%,
09/01/2031 177,003
0.0
4,969,766
1.1
Consumer, Non-cyclical : 1.5%
378,000  Abbott Laboratories,
3.700%,
03/09/2029 373,561
0.1
98,000  AbbVie, Inc., 4.050%,
11/21/2039 86,062
0.0
150,000  AbbVie, Inc., 4.500%,
05/14/2035 145,131
0.0
90,000  AbbVie, Inc., 4.850%,
06/15/2044 81,869
0.0
621,000  Altria Group, Inc.,
5.800%,
02/14/2039 623,758
0.1
719,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 700,577
0.2
243,000
(3)
Bayer US Finance
II LLC, 4.375%,
12/15/2028 240,606
0.1
74,000
(3)
Bayer US Finance
LLC, 6.875%,
11/21/2053 78,031
0.0
319,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 284,310
0.1
350,000  CVS Health Corp.,
2.875%,
06/01/2026 349,126
0.1
82,606  CVS Pass-Through
Trust, 6.036%,
12/10/2028 83,397
0.0
39,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 43,188
0.0
50,000  Haleon US Capital
LLC, 4.000%,
03/24/2052 38,346
0.0
601,000
(3)
Heineken NV, 3.500%,
01/29/2028 592,617
0.1
117,000  Ingredion, Inc.,
6.625%,
04/15/2037 129,379
0.0
125,000  Laboratory Corp. of
America Holdings,
1.550%,
06/01/2026 124,425
0.0
192,000
(3)
Mars, Inc., 4.450%,
03/01/2027 192,642
0.0
193,000
(3)
Mars, Inc., 5.200%,
03/01/2035 194,908
0.1
104,000
(3)
Mars, Inc., 5.650%,
05/01/2045 102,761
0.0
71,000
(3)
Mars, Inc., 5.700%,
05/01/2055 69,278
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
201,000  Medtronic, Inc.,
4.375%,
03/15/2035 $ 194,381
0.1
250,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 195,458
0.1
354,000  Novartis Capital Corp.,
4.600%,
03/18/2033 352,600
0.1
420,000  Philip Morris
International, Inc.,
4.750%,
02/12/2027 422,536
0.1
98,000  Philip Morris
International, Inc.,
4.875%,
11/15/2043 88,366
0.0
750,000  S&P Global, Inc.,
2.450%,
03/01/2027 738,258
0.2
76,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 61,527
0.0
39,000  Zoetis, Inc., 4.700%,
02/01/2043 34,809
0.0
6,621,907
1.5
Energy : 0.9%
91,000  Antero Resources
Corp., 5.400%,
02/01/2036 89,549
0.0
452,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 285,309
0.1
298,000
(3)
Cameron LNG LLC,
3.701%,
01/15/2039 252,844
0.1
477,000  Chevron Corp.,
2.954%,
05/16/2026 476,524
0.1
191,000  ConocoPhillips Co.,
4.150%,
11/15/2034 178,467
0.0
212,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 200,632
0.0
278,000  Energy Transfer L.P.,
4.900%,
03/15/2035 269,047
0.1
353,000  Energy Transfer L.P.,
5.000%,
05/15/2050 293,135
0.1
68,000  Energy Transfer L.P.,
5.200%,
04/01/2030 69,539
0.0
100,000  Energy Transfer L.P.,
5.300%,
04/01/2044 89,704
0.0
206,000  Energy Transfer L.P.,
6.400%,
12/01/2030 220,141
0.1
406,000  Enterprise Products
Operating LLC,
4.250%,
02/15/2048 327,321
0.1
160,000  Enterprise Products
Operating LLC,
4.600%,
01/15/2031 160,308
0.0
81,000  EOG Resources, Inc.,
4.400%,
07/15/2028 81,263
0.0
108,000
(3)
Gulfstream Natural
Gas System LLC,
5.600%,
07/23/2035 109,522
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
43,000  Kinder Morgan, Inc.,
5.150%,
06/01/2030 $ 44,008
0.0
341,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 343,816
0.1
174,000  MPLX L.P., 4.500%,
04/15/2038 156,439
0.0
418,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 350,523
0.1
105,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 116,584
0.0
247,000  Valero Energy Corp.,
4.000%,
06/01/2052 179,643
0.0
4,294,318
0.9
Financial : 1.2%
390,000  American Express Co.,
3.300%,
05/03/2027 386,795
0.1
193,000
(4)
American Express Co.,
4.731%,
04/25/2029 194,265
0.1
328,000
(4)
American Express Co.,
4.804%,
10/24/2036 317,267
0.1
124,000
(3)
Aviation Capital
Group LLC, 4.750%,
04/14/2027 124,169
0.0
229,000
(4)
Bank of New York
Mellon Corp., 5.316%,
06/06/2036 232,292
0.1
429,000  Brixmor Operating
Partnership L.P.,
5.500%,
02/15/2034 436,000
0.1
139,000
(4)
Capital One Financial
Corp., 6.183%,
01/30/2036 141,450
0.0
144,000  Carlyle Group, Inc.,
5.050%,
09/19/2035 139,073
0.0
297,000
(4)
Citigroup, Inc.,
4.952%,
05/07/2031 299,028
0.1
129,000
(4)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 138,321
0.0
530,000
(3)
GA Global Funding
Trust, 5.500%,
01/08/2029 536,657
0.1
103,000
(3)
Global Atlantic Fin Co.,
6.750%,
03/15/2054 96,043
0.0
225,000
(4)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 220,914
0.1
190,000
(4)
Morgan Stanley,
4.994%,
04/12/2029 191,766
0.0
519,000
(4)
Morgan Stanley I,
4.356%,
10/22/2031 508,734
0.1
142,000
(4)
PNC Financial
Services Group, Inc.,
4.075%,
01/26/2029 141,306
0.0
329,000
(2)(3)
Protective Life Global
Funding, 4.161%,
01/15/2029 325,787
0.1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
55,000  Sixth Street Lending
Partners, 6.125%,
07/15/2030 $ 54,714
0.0
381,000  State Street Bank &
Trust Co., 4.594%,
11/25/2026 382,737
0.1
329,000
(4)
Truist Bank I, 4.144%,
01/27/2029 327,348
0.1
5,194,666
1.2
Financials : 3.2%
191,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.850%,
10/29/2041 152,270
0.0
200,000  Allstate Corp., 3.280%,
12/15/2026 198,886
0.0
192,000  American Equity
Investment Life
Holding Co., 5.000%,
06/15/2027 191,029
0.0
405,000  American Tower Corp.,
1.600%,
04/15/2026 404,576
0.1
407,000
(4)
Bank of America Corp.,
2.572%,
10/20/2032 362,251
0.1
351,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 346,368
0.1
625,000  BlackRock, Inc.,
4.750%,
05/25/2033 628,622
0.1
408,000  Brighthouse Financial,
Inc., 3.850%,
12/22/2051 227,881
0.1
307,000
(4)
Citigroup, Inc.,
3.668%,
07/24/2028 303,799
0.1
127,000  Citigroup, Inc.,
5.300%,
05/06/2044 117,404
0.0
202,000  Citigroup, Inc.,
6.675%,
09/13/2043 216,170
0.1
657,000  Crown Castle, Inc.,
2.500%,
07/15/2031 579,061
0.1
29,000  Crown Castle, Inc.,
4.750%,
05/15/2047 24,215
0.0
494,000  CubeSmart L.P.,
2.500%,
02/15/2032 433,659
0.1
2,088,000
(3)
Delaware Life Global
Funding 21-1,
2.662%,
06/29/2026 2,075,811
0.5
1,109,000  EPR Properties,
4.750%,
12/15/2026 1,108,579
0.3
286,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 285,399
0.1
169,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 172,652
0.0
150,000
(4)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 105,746
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
268,000  JPMorgan Chase
& Co., 3.200%,
06/15/2026 $ 267,603
0.1
619,000
(4)
JPMorgan Chase
& Co., 3.509%,
01/23/2029 609,226
0.1
150,000
(4)
JPMorgan Chase
& Co., 3.897%,
01/23/2049 115,279
0.0
329,000
(4)
JPMorgan Chase
& Co., 4.260%,
02/22/2048 269,201
0.1
590,000  Kimco Realty OP LLC,
3.200%,
04/01/2032 541,684
0.1
216,000
(3)
KKR Group Finance
Co. III LLC, 5.125%,
06/01/2044 190,864
0.0
516,000
(3)
KKR Group Finance
Co. XII LLC, 4.850%,
05/17/2032 507,643
0.1
463,000
(3)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 318,295
0.1
139,000  Markel Group, Inc.,
5.000%,
03/30/2043 124,265
0.0
256,000  Markel Group, Inc.,
5.000%,
05/20/2049 219,305
0.1
78,000  Nasdaq, Inc., 5.950%,
08/15/2053 78,302
0.0
108,000
(3)
Nationwide Financial
Services, Inc., 5.300%,
11/18/2044 99,367
0.0
569,000
(3)
Pacific Life Global
Funding II, 5.500%,
08/28/2026 572,252
0.1
288,000  PartnerRe Finance
B LLC, 3.700%,
07/02/2029 280,295
0.1
368,000  PNC Financial
Services Group, Inc.,
3.450%,
04/23/2029 359,973
0.1
194,000
(4)
PNC Financial
Services Group, Inc.,
6.875%,
10/20/2034 214,389
0.1
98,000  Regency Centers L.P.,
2.950%,
09/15/2029 93,439
0.0
146,000  Regency Centers L.P.,
4.650%,
03/15/2049 123,555
0.0
327,000  Synchrony Financial,
3.950%,
12/01/2027 323,103
0.1
217,000  Travelers Cos., Inc.,
4.600%,
08/01/2043 191,836
0.0
285,000
(3)
UBS Group AG,
4.125%,
04/15/2026 284,996
0.1
200,000  US Bancorp, MTN,
3.100%,
04/27/2026 199,848
0.0
229,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 228,975
0.1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financials: (continued)
146,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 $ 122,828
0.0
14,270,901
3.2
Industrial : 0.6%
409,000  Amphenol Corp.,
3.900%,
11/15/2028 406,050
0.1
131,000  Amphenol Corp.,
5.300%,
11/15/2055 123,119
0.0
65,000
(2)(3)
BAE Systems PLC,
5.500%,
03/26/2054 64,195
0.0
152,000  Burlington Northern
Santa Fe LLC,
5.800%,
03/15/2056 153,455
0.1
334,000  Caterpillar Financial
Services Corp.,
3.750%,
02/23/2029 330,086
0.1
64,000
(3)
Fedex Freight Holding
Co., Inc., 4.950%,
03/15/2033 62,443
0.0
405,000  Honeywell
International, Inc.,
2.500%,
11/01/2026 401,463
0.1
151,000  Howmet Aerospace,
Inc., 4.750%,
04/15/2036 146,866
0.0
138,000  Jabil, Inc., 4.200%,
02/01/2029 136,358
0.0
128,000  John Deere Capital
Corp. I, 3.900%,
03/09/2029 127,206
0.0
238,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 216,269
0.1
151,000
(3)
Molex Electronic
Technologies LLC,
4.750%,
04/30/2028 151,666
0.0
325,000  Westinghouse Air
Brake Technologies
Corp., 5.500%,
05/29/2035 331,956
0.1
2,651,132
0.6
Industrials : 0.5%
473,000  Avnet, Inc., 4.625%,
04/15/2026 472,945
0.1
186,000  Canadian Pacific
Railway Co., 3.000%,
12/02/2041 136,826
0.0
180,000  Honeywell
International, Inc.,
4.500%,
01/15/2034 177,366
0.0
244,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 192,783
0.1
224,000  Norfolk Southern
Corp., 3.400%,
11/01/2049 154,996
0.0
217,000  Norfolk Southern
Corp., 5.350%,
08/01/2054 202,470
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrials: (continued)
168,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 $ 155,297
0.0
128,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 111,552
0.0
473,000  Union Pacific Corp.,
3.200%,
05/20/2041 364,256
0.1
183,000  Union Pacific Corp.,
3.839%,
03/20/2060 129,625
0.0
356,000  Union Pacific Corp.,
4.150%,
01/15/2045 285,877
0.1
161,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 115,811
0.0
2,499,804
0.5
Technology : 2.0%
212,000  Apple, Inc., 3.350%,
02/09/2027 211,068
0.0
300,000
(2)
Apple, Inc., 4.200%,
05/12/2030 301,640
0.1
227,000  Broadcom, Inc.,
3.469%,
04/15/2034 204,516
0.0
349,000  Broadcom, Inc.,
5.200%,
07/15/2035 351,847
0.1
1,300,000
(2)
CSG Systems
International, Inc.,
3.875%,
09/15/2028 1,584,700
0.4
320,000  Dell International LLC
/ EMC Corp., 5.300%,
04/01/2032 325,090
0.1
2,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 2,479
0.0
923,000  Envestnet, Inc.,
2.625%,
12/01/2027 989,917
0.2
120,000  Fiserv, Inc., 4.550%,
02/15/2031 117,555
0.0
298,000
(3)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 308,307
0.1
640,000  International Business
Machines Corp.,
3.300%,
05/15/2026 639,318
0.1
200,000  International Business
Machines Corp.,
4.300%,
02/03/2031 197,049
0.0
196,000  Leidos, Inc., 4.100%,
03/15/2029 194,105
0.0
562,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 540,700
0.1
83,000  Micron Technology,
Inc., 3.366%,
11/01/2041 64,472
0.0
46,000  Micron Technology,
Inc., 5.650%,
11/01/2032 48,576
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
316,000
(2)
Microsoft Corp.,
3.500%,
02/12/2035 $ 294,359
0.1
480,000  Oracle Corp., 3.600%,
04/01/2040 348,166
0.1
250,000  Oracle Corp., 4.800%,
09/26/2032 238,161
0.1
288,000  Oracle Corp., 6.700%,
02/04/2056 267,502
0.1
126,000  Paychex, Inc., 5.350%,
04/15/2032 126,692
0.0
488,000  Salesforce, Inc.,
2.700%,
07/15/2041 332,640
0.1
200,000  Synopsys, Inc.,
4.550%,
04/01/2027 200,182
0.0
161,000  Synopsys, Inc.,
5.700%,
04/01/2055 154,035
0.0
166,000  Take-Two Interactive
Software, Inc., 3.700%,
04/14/2027 164,541
0.0
670,000  VMware, Inc., 1.400%,
08/15/2026 663,027
0.2
245,000  Workday, Inc., 3.500%,
04/01/2027 242,911
0.1
9,113,555
2.0
Utilities : 0.6%
209,000  Constellation Energy
Generation LLC,
3.900%,
01/08/2028 207,418
0.0
128,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 135,950
0.0
620,000
(3)
Electricite de
France SA, 4.875%,
01/22/2044 546,096
0.1
159,000  Emera US Finance
LLC, 5.200%,
04/01/2033 158,175
0.0
168,000  Georgia Power Co. B,
3.700%,
01/30/2050 123,518
0.0
482,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 432,389
0.1
343,000  NextEra Energy
Capital Holdings, Inc.,
3.550%,
05/01/2027 340,094
0.1
371,000  NiSource, Inc.,
4.375%,
05/15/2047 298,228
0.1
94,000  NiSource, Inc.,
5.850%,
04/01/2055 91,443
0.0
295,000  Oglethorpe Power
Corp., 4.550%,
06/01/2044 244,095
0.1
325,000  Sempra, 3.800%,
02/01/2038 274,474
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
134,000  Xcel Energy, Inc.,
3.500%,
12/01/2049 $ 93,576
0.0
2,945,456
0.6
Total Corporate Bonds/
Notes
(Cost $63,907,376)
60,777,003
13.5
EQUITY-LINKED NOTES : 1.4%
Financial : 0.6%
2,610,000
(5)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 4 Common
Stocks), (0.700)%,
03/03/2032 2,720,142
0.6
Financials : 0.8%
2,757,000
(5)(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), (7.170)%,
07/30/2029 3,532,268
0.8
Total Equity-Linked
Notes
(Cost $5,367,000)
6,252,410
1.4
MUNICIPAL BONDS : 0.1%
Georgia : 0.1%
301,000  Municipal Electric
Authority of Georgia,
6.655%,
04/01/2057 325,128
0.1
Total Municipal Bonds
(Cost $301,000)
325,128
0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0.2%
Federal National Mortgage Association : 0.2%
(7)
915,000
(7)
6.625
%,
11/15/2030 1,017,448
0.2
Total U.S. Government
Agency Obligations
(Cost $964,791)
1,017,448
0.2
U.S. TREASURY OBLIGATIONS : 8.5%
United States Treasury Bonds : 0.7%
207,200
(2)
4.500
%,
02/15/2036 211,417
0.0
1,248,000
4.625
%,
02/15/2046 1,203,247
0.3
1,731,300
4.625
%,
11/15/2055 1,654,474
0.4
3,069,138
0.7
United States Treasury Notes : 7.8%
10,917,700
3.500
%,
03/15/2029 10,821,744
2.4
6,606,000
3.875
%,
03/31/2028 6,616,064
1.5
Shares Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes: (continued)
11,477,100
3.875
%,
03/31/2031 $ 11,440,786
2.6
4,128,000
4.125
%,
02/15/2036 4,063,822
0.9
1,969,500
4.250
%,
03/31/2033 1,983,194
0.4
34,925,610
7.8
Total U.S. Treasury
Obligations
(Cost $38,235,501)
37,994,748
8.5
Total Long-Term
Investments
(Cost $360,211,791)
423,773,793
94.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 7.5%
Repurchase Agreements : 1.9%
1,124,622
(8)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $1,124,736,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,147,115, due
11/30/27-10/20/75)
1,124,622
0.3
2,258,189
(8)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $2,258,416,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$2,303,353, due
05/12/27-02/20/66)
2,258,189
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,009,446
(8)
Jefferies LLC,
Repurchase
Agreement dated
03/31/2026, 3.680%,
due 04/01/2026
(Repurchase
Amount $1,009,548,
collateralized
by various U.S.
Government
Securities, 0.000%-
3.875%, Market Value
plus accrued interest
$1,029,635, due
06/25/26-02/15/43)
$ 1,009,446
0.2
604,232
(8)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $604,293,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $616,317, due
04/01/26)
604,232
0.1
2,258,189
(8)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $2,258,415,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,303,353, due
05/05/26-01/15/66)
2,258,189
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,327,312
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $1,327,449,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,351,738, due
04/15/28-02/15/56)
$ 1,327,312
0.3
Total Repurchase
Agreements
(Cost $8,581,990)
8,581,990
1.9
Time Deposits : 0.3%
220,000
(8)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 220,000
0.0
120,000
(8)
DZ Bank AG,
3.610
%,
04/01/2026 120,000
0.0
220,000
(8)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 220,000
0.0
230,000
(8)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 230,000
0.1
230,000
(8)
Royal Bank of Canada,
3.700
%,
04/01/2026 230,000
0.1
220,000
(8)
Societe Generale S.A.,
3.620
%,
04/01/2026 220,000
0.0
230,000
(8)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 230,000
0.1
Total Time Deposits
(Cost $1,470,000)
1,470,000
0.3
U.S. Treasury Obligations : 0.0%
22,000
(6)(9)
United States
Treasury Bill,
3.610
%,
05/14/2026
(Cost $21,892)
21,904
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 5.3%
23,651,453
(10)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $23,651,453) $ 23,651,453 5.3
Total Short-Term
Investments
(Cost $33,725,335)
$ 33,725,347
7.5
Total Investments in
Securities
(Cost $393,937,126) $ 457,499,140 102.0
Liabilities in Excess
of Other Assets (8,968,535) (2.0)
Net Assets $ 448,530,605 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)
All or a portion of this security has been pledged as collateral in connection with open futures contracts.
(10)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 18,474,264 $ — $ — $ 18,474,264
Consumer Discretionary 20,060,931 — — 20,060,931
Consumer Staples 19,920,829 — — 19,920,829
Energy 24,458,889 3,923,045 — 28,381,934
Financials 50,131,958 — — 50,131,958
Health Care 38,929,386 3,647,750 — 42,577,136
Industrials 37,905,532 2,506,283 — 40,411,815
Information Technology 33,146,297 — — 33,146,297
Materials 7,330,892 — — 7,330,892
Real Estate 6,355,437 — — 6,355,437
Utilities 12,988,910 — — 12,988,910
Total Common Stock 269,703,325 10,077,078 — 279,780,403
Convertible Bonds/Notes — 37,626,653 — 37,626,653
Corporate Bonds/Notes — 60,777,003 — 60,777,003
Equity-Linked Notes — — 6,252,410 6,252,410
Municipal Bonds — 325,128 — 325,128
U.S. Government Agency Obligations — 1,017,448 — 1,017,448
U.S. Treasury Obligations — 37,994,748 — 37,994,748
Short-Term Investments 23,651,453 10,073,894 — 33,725,347
Total Investments, at fair value $ 293,354,778 $ 157,891,952 $ 6,252,410 $ 457,499,140
Other Financial Instruments+
Forward Foreign Currency Contracts — 87,246 — 87,246
Total Assets $ 293,354,778 $ 157,979,198 $ 6,252,410 $ 457,586,386
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (1,862) $ — $ (1,862)
Futures (12,375) — — (12,375)
Total Liabilities $ (12,375) $ (1,862) $ — $ (14,237)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following forward foreign currency contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 89,572 GBP 67,022 State Street Bank and Trust Co. 04/30/26 $ 865
USD 50,440 CAD 69,593 State Street Bank and Trust Co. 04/30/26 351
USD 105,597 EUR 91,506 State Street Bank and Trust Co. 04/30/26 (321)
USD 2,964,966 GBP 2,206,963 The Bank of New York 04/30/26 43,957
USD 2,104,087 CAD 2,883,432 The Bank of New York 04/30/26 28,763
USD 2,575,887 EUR 2,213,970 The Bank of New York 04/30/26 13,236
USD 43,420 CAD 60,224 The Bank of New York 04/30/26 74
USD 78,585 GBP 59,399 The Bank of New York 04/30/26 (32)
USD 58,693 CAD 81,639 The Bank of New York 04/30/26 (66)
EUR 37,395 USD 43,422 The Bank of New York 04/30/26 (138)
USD 35,602 EUR 30,879 The Bank of New York 04/30/26 (140)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
GBP 75,916 USD 101,644 The Bank of New York 04/30/26 $ (1,165)
$ 85,384
At March 31, 2026, the following futures contracts were outstanding for VY
®
Invesco Equity and Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 5-Year Note 9 06/30/26 $ 973,617 $ (12,375)
$ 973,617 $ (12,375)
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2026
:
Equity-Linked
Notes
*
Beginning balance at December 31, 2025 $ 10,533,228
Purchases —
Sales (4,647,819)
Accrued discounts/(premiums) 36,204
Total realized gain (loss) 1,924,393
Net change in unrealized appreciation (depreciation)
**
(1,593,596)
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at March 31, 2026
$ 6,252,410
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2026
**
$ (1,593,596)
* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2026 may be due to securities no longer held or categorized as Level 3 at period end.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 78,584,356
Gross Unrealized Depreciation (15,022,342)
Net Unrealized Appreciation $ 63,562,014